Inventories, net (Tables)	12 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
Schedule of Inventories, Net

	As of June, 30
	2024	2023
	US$	US$

Medicines	188,274	168,559
Medical devices	-	2,153
Finished goods	188,274	170,712
Less: Allowance for stock obsolescence	(24,281)	(24,331)
Total inventories, net	163,993	146,381

Schedule of Allowance for Stock Obsolescence

Movements of allowance for stock obsolescence are as follows:

	As of June, 30
	2024	2023
	US$	US$

Allowance for stock obsolesces, beginning balance	24,331	3,669
Addition	-	20,438
Exchange difference	(50)	224
Allowance for stock obsolesces ending balance	24,281	24,331